Business Combination - Summary of common stock outstanding following the consummation of business combination (Detail)	12 Months Ended
	Dec. 31, 2022 shares
Business Acquisition [Line Items]
Common stock, shares outstanding	40,369,373
Percentage of ownership	100.00%
Old eFFECTOR Stockholders
Business Acquisition [Line Items]
Common stock, shares outstanding	30,021,762
Percentage of ownership	74.40%
LWAC Stockholders
Business Acquisition [Line Items]
Common stock, shares outstanding	521,358
Percentage of ownership	1.30%
LWAC Founders
Business Acquisition [Line Items]
Common stock, shares outstanding	3,756,250	[1]
Percentage of ownership	9.30%	[1]
PIPE Investors
Business Acquisition [Line Items]
Common stock, shares outstanding	6,070,003
Percentage of ownership	15.00%

[1]	Excludes 300,000 Sponsor Shares subject to vesting that are not considered outstanding from an accounting perspective.